CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 286,496	$ 250,027	$ 252,072
Cost of revenues:
Total cost of revenues	52,446	45,084	45,174
Gross profit	234,050	204,943	206,898
Operating expenses, net:
Research and development, net	74,098	66,836	61,841
Sales and marketing	119,842	113,015	109,556
General and administrative	21,885	18,924	18,584
Total operating expenses, net	215,825	198,775	189,981
Operating income	18,225	6,168	16,917
Financial income, net	4,407	7,796	8,792
Income before taxes on income	22,632	13,964	25,709
Taxes on income	14,821	4,328	3,143
Net income	$ 7,811	$ 9,636	$ 22,566
Basic net earnings per share	$ 0.17	$ 0.21	$ 0.48
Diluted net earnings per share	$ 0.16	$ 0.20	$ 0.47
Weighted average shares used to compute net income per share,Basic	45,919,835	46,460,974	46,816,899
Weighted average shares used to compute net income per share, Diluted	47,503,091	47,739,540	48,523,120
Products [Member]
Revenues:
Total revenues	$ 170,438	$ 132,934	$ 133,605
Cost of revenues:
Total cost of revenues	42,191	34,645	35,056
Services [Member]
Revenues:
Total revenues	116,058	117,093	118,467
Cost of revenues:
Total cost of revenues	$ 10,255	$ 10,439	$ 10,118